Fair Value Measurement - Additional information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value Measurement
Equity securities without readily determinable fair value	¥ 833,778	¥ 780,558
Equity securities without readily determinable fair value, impairment charges	0	0	¥ 0
Equity method investments, impairment loss	0	0	0
Impairment loss of property, plant and equipment	0	0	0
Inventory write-down	151,327	¥ 129,964	¥ 131,769
Convertible debt	¥ 5,967,449